Major Customer And Geographic Information - Segment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 5,511,549	$ 5,278,521	$ 4,662,572
Operating income	367,484	418,508	325,687
Other operating income	68,918	14,660	34,963
Financial expenses, net	(51,364)	(40,393)	(71,270)
Other income (expenses), net	(23,562)	5,336	7,408
Income before income taxes	292,558	383,451	261,825
Total depreciation and amortization	161,290	153,091	144,420
Total other non-cash items	0	0	60,004
Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,733,182	1,583,312	1,272,252
Total other non-cash items	0	0	46,562
C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	678,395	624,696	631,856
ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,045,649	1,026,295	1,043,297
Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,168,583	1,116,922	1,007,122
ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,456,672	1,492,807	1,342,500
Total other non-cash items	0	0	13,442
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	6,082,481	5,844,032	5,297,027
Operating income	308,376	399,390	282,560
Other operating income	68,918	14,660	34,963
Operating Segments | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,471,093	1,281,407	923,532
Operating income	106,760	129,213	19,696
Total depreciation and amortization	34,353	35,084	35,312
Operating Segments | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	631,297	590,095	602,599
Operating income	48,964	44,350	39,925
Total depreciation and amortization	13,651	16,054	17,207
Operating Segments | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	882,200	888,206	869,999
Operating income	49,120	66,001	109,263
Total depreciation and amortization	24,992	23,452	23,500
Operating Segments | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,075,846	1,028,121	927,454
Operating income	28,554	35,567	12,420
Total depreciation and amortization	38,560	41,901	39,779
Operating Segments | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,451,113	1,490,692	1,338,988
Operating income	74,978	124,259	101,256
Total depreciation and amortization	46,540	34,962	26,992
Intersegment revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	570,932	565,511	634,455
Intersegment revenue | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	262,089	301,905	348,720
Intersegment revenue | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	47,098	34,601	29,257
Intersegment revenue | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	163,449	138,089	173,298
Intersegment revenue | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	92,737	88,801	79,668
Intersegment revenue | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,559	2,115	3,512
Unallocated corporate income (expense)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	(9,810)	4,458	8,164
Total depreciation and amortization	$ 3,194	$ 1,638	$ 1,630